Schedule of components of deferred tax (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward
Deferred tax assets, gross
Valuation allowance
Deferred tax assets, net of valuation allowance